Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

September 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

The Charles Schwab Family of Funds (“Trust”) (File Nos. 033-31894 and 811-05954)

  Schwab Government Money Fund

  Schwab Treasury Obligations Money Fund

  Schwab U.S. Treasury Money Fund

Post-Effective Amendment No. 118

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated September 24, 2020, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel